Financial Instruments - Summary of The Percentage Provision Per Type of Customer Or Revenue And Age of Balance (Detail) - Trade Receivables And Contract Assets [Member]	Dec. 31, 2021	Dec. 31, 2020
Current [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.35%	0.12%
Current [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.57%	1.08%
Current [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.61%	1.72%
Current [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.86%	1.88%
More than 30 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	2.12%	0.52%
More than 30 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	11.78%	13.56%
More than 30 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	28.20%	27.41%
More than 30 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	9.75%	7.39%
More than 60 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	5.93%	1.71%
More than 60 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	26.32%	26.19%
More than 60 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	50.25%	41.91%
More than 60 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	14.68%	13.60%
More than 120 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	24.68%	9.03%
More than 120 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	53.94%	48.24%
More than 120 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	80.79%	64.49%
More than 120 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	45.79%	47.15%
More than 180 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	53.91%	17.76%
More than 180 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	71.59%	58.13%
More than 180 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	86.94%	73.58%
More than 180 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	77.04%	76.67%
More than 270 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	87.56%	41.43%
More than 270 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	95.92%	72.22%
More than 270 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	95.85%	90.03%
More than 270 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	96.97%	87.58%
More than 300 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
More than 300 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
More than 300 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
More than 300 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%